UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02328

Boulder Growth & Income Fund, Inc.

(Exact name of registrant as specified in charter)

2344 Spruce Street, Suite A, Boulder, CO 80302

(Address of principal executive offices) (Zip code)

Stephen C. Miller, Esq.

2344 Spruce Street, Suite A

Boulder, CO 80302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 444-5483

Date of fiscal year end: November 30

Date of reporting period: February 28, 2011

Item 1 – Schedule of Investments.

The Schedule of Investments is included herewith.

PORTFOLIO OF INVESTMENTS	BOULDER GROWTH & INCOME FUND, INC.
February 28, 2011 (Unaudited)

Shares/ Principal Amount	Description	Value (Note 1)
LONG TERM INVESTMENTS 93.0%
DOMESTIC COMMON STOCKS 67.9%
Coal 0.3%
21,000	Penn Virginia Resource Partners L.P.	$600,180

Construction Machinery 0.9%
20,000	Caterpillar, Inc.	2,058,600

Cosmetics/Personal Care 0.8%
30,000	The Procter & Gamble Co.	1,891,500

Diversified 28.1%
466	Berkshire Hathaway, Inc., Class A*	61,185,800
25,000	Berkshire Hathaway, Inc., Class B*	2,182,000

		63,367,800
Diversified Financial Services 1.7%
80,000	AllianceBernstein Holding L.P.	1,820,800
35,000	American Express Co.	1,524,950
4,300	Franklin Resources, Inc.	540,166

		3,885,916
Electric Utilities 5.2%
12,000	Allete, Inc.	453,600
15,000	Alliant Energy Corp.	590,700
13,000	American Electric Power Co., Inc.	465,140
33,500	Black Hills Corp.	1,032,470
22,000	The Empire District Electric Co.	475,860
25,680	FirstEnergy Corp.	983,525
150,000	Great Plains Energy, Inc.	2,880,000
8,000	NextEra Energy, Inc.	443,760
11,700	OGE Energy Corp.	562,770
40,000	PPL Corp.	1,017,200
11,000	Progress Energy, Inc.	502,810
12,000	SCANA Corp.	485,760
13,000	Southern Co.	495,430
28,000	TECO Energy, Inc.	507,080
15,200	UIL Holdings Corp.	467,248
20,000	Westar Energy, Inc.	520,000

		11,883,353
Gas 1.9%
11,000	AGL Resources, Inc.	418,110
14,000	Atmos Energy Corp.	473,480
31,000	CenterPoint Energy, Inc.	491,660
12,000	Inergy L.P.	497,760
13,000	The Laclede Group, Inc.	505,570
11,000	Nicor, Inc.	580,140
17,000	Piedmont Natural Gas Co., Inc.	498,100
17,000	Vectren Corp.	447,440
12,000	WGL Holdings, Inc.	456,000

		4,368,260

Shares/ Principal Amount	Description	Value (Note 1)

Healthcare Products & Services 7.9%
70,000	Becton Dickinson & Co.	$5,600,000
200,000	Johnson & Johnson	12,288,000

		17,888,000

Manufacturing 0.5%
12,000	3M Co.	1,106,760

Oil & Gas 2.2%
65,000	ConocoPhillips	5,061,550

Pharmaceuticals 0.4%
20,000	Merck & Co., Inc.	651,400
17,000	Pfizer, Inc.	327,080

		978,480
Pipelines 3.0%
29,300	Boardwalk Pipeline Partners L.P.	973,053
7,800	Buckeye Partners L.P.	505,596
17,800	El Paso Pipeline Partners L.P.	671,060
18,300	Energy Transfer Partners L.P.	1,003,389
27,200	Enterprise Products Partners L.P.	1,185,920
7,200	Kinder Morgan Energy Partners L.P.	530,280
10,300	Magellan Midstream Partners L.P.	622,532
10,300	Oneok, Inc.	665,071
8,200	Plains All American Pipeline L.P.	536,854

		6,693,755
Real Estate 0.3%
17,300	WP Carey & Co. LLC	586,816

Real Estate Investment Trusts (REITs) 1.3%
16,400	HCP, Inc.	623,200
11,481	Health Care REIT, Inc.	599,538
22,000	Healthcare Realty Trust, Inc.	512,600
14,450	Nationwide Health Properties, Inc.	617,593
16,300	Realty Income Corp.	586,311

		2,939,242
Registered Investment Companies (RICs) 6.8%
770,270	Cohen & Steers Infrastructure Fund, Inc.	13,672,293
32,034	Cohen & Steers Quality Income Realty Fund, Inc.	314,574
76,683	RMR Asia Pacific Real Estate Fund	1,374,159

		15,361,026
Retail 5.8%
9,000	Suburban Propane Partners L.P.	518,850
240,000	Wal-Mart Stores, Inc.	12,475,200

		12,994,050
Tobacco Products 0.8%
45,000	Altria Group, Inc.	1,141,650
10,800	Philip Morris International, Inc.	678,024

		1,819,674
TOTAL DOMESTIC COMMON STOCKS (Cost $111,654,745)		153,484,962

FOREIGN COMMON STOCKS 17.0%
Australia 0.3%
983,610	ING Office Fund	610,894

Shares/ Principal Amount	Description	Value (Note 1)

Canada 1.4%
10,200	Bank of Nova Scotia	$629,921
44,000	Brookfield Asset Management, Inc., Class A	1,492,708
80,000	Pengrowth Energy Corp.	1,031,200

		3,153,829
France 1.4%
30,000	Sanofi-Aventis SA, ADR	1,037,400
14,500	Sanofi-Aventis SA	1,000,469
18,000	Total SA, Sponsored ADR	1,103,400

		3,141,269
Germany 0.5%
18,000	RWE AG	1,217,495

Hong Kong 5.8%
283,000	Cheung Kong Holdings, Ltd.	4,404,160
10,500	Guoco Group, Ltd.	130,509
600,000	Hang Lung Properties, Ltd.	2,557,781
104,500	Henderson Land Development Co., Ltd.	662,182
152,000	Hutchison Whampoa, Ltd.	1,789,728
1,500,000	Midland Holdings, Ltd.	1,224,962
650,000	Wheelock & Co., Ltd.	2,361,967

		13,131,289
Netherlands 3.9%
120,000	Heineken Holding NV	5,510,998
31,663	Heineken NV	1,632,393
53,000	Unilever NV	1,598,425

		8,741,816
New Zealand 1.7%
5,028,490	Kiwi Income Property Trust	3,783,180

Singapore 0.6%
906,666	Ascendas Real Estate Investment Trust	1,425,800

Switzerland 0.5%
20,000	Nestle SA	1,132,279

United Kingdom 0.9%
25,000	Diageo PLC, Sponsored ADR	1,956,500

TOTAL FOREIGN COMMON STOCKS (Cost $29,998,899)		38,294,351

AUCTION PREFERRED SECURITIES 3.4%
228	Advent Claymore Global Convertible Securities & Income Fund, Series W(1)	4,987,500
100	Gabelli Dividend & Income Trust, Series B(1)	2,187,500
26	Neuberger Berman Real Estate Securities Income Fund, Series A(1)	568,750

TOTAL AUCTION PREFERRED SECURITIES (Cost $8,744,396)		7,743,750

Shares/ Principal Amount	Description	Value (Note 1)

FOREIGN GOVERNMENT BONDS 1.3%
3,687,000	New Zealand Treasury Bonds, 6.000% due
NZD	11/15/2011	$2,835,248

TOTAL FOREIGN GOVERNMENT BONDS (Amortized Cost $2,734,866)		2,835,248

LIMITED PARTNERSHIPS 3.4%
5	Ithan Creek Partners, L.P.*(1)(2)	7,561,614

TOTAL LIMITED PARTNERSHIPS (Cost $5,000,000)		7,561,614

WARRANTS 0.0%(3)
20,900	Henderson Land Development Co., Ltd., (expiring 06/01/2011, HKD 58.00)*	1,503

TOTAL WARRANTS (Cost $0)		1,503

TOTAL LONG TERM INVESTMENTS (Cost $158,132,906)		209,921,428

SHORT TERM INVESTMENTS 6.8%
MONEY MARKET FUNDS 6.8%
63,616	Dreyfus Treasury Cash Management Money Market Fund, Institutional Class, 7-Day Yield - 0.017%	63,616
15,200,000	JPMorgan Prime Money Market Fund, 7-Day Yield - 0.252%	15,200,000

		15,263,616

TOTAL MONEY MARKET FUNDS (Cost $15,263,616)		15,263,616

TOTAL SHORT TERM INVESTMENTS (Cost $15,263,616)		15,263,616

TOTAL INVESTMENTS 99.8% (Cost $173,396,522)		225,185,044

OTHER ASSETS AND LIABILITIES 0.2%		467,263

TOTAL NET ASSETS AVAILABLE TO COMMON AND PREFERRED STOCK 100.0%		225,652,307

TAXABLE AUCTION MARKET PREFERRED STOCK (AMPS) REDEMPTION VALUE PLUS ACCRUED DIVIDENDS		(25,029,360)

TOTAL NET ASSETS AVAILABLE TO COMMON STOCK		$200,622,947

*	Non-income producing security.
(1)

Fair valued security under procedures established by the Fund’s Board of Directors. Total market value of fair valued securities as of February 28, 2011 is $15,305,364 or 6.78% of Total Net Assets Available to Common and Preferred Stock.

(2)	Restricted Security; these securities may only be resold in transactions exempt from registration under the Securities Act of 1933.
(3)	Less than 0.05% of Total Net Assets Available to Common and Preferred Stock.

Percentages are stated as a percent of the Total Net Assets Available to Common and Preferred Stock.

Common Abbreviations:

ADR - American Depositary Receipt.

AG	- Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

HKD - Hong Kong Dollar.

NV - Naamloze Vennootchap is the Dutch term for a public limited liability corporation.

NZD - New Zealand Dollar.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

See Notes to Quarterly Portfolio of Investments.

Boulder Growth & Income Fund, Inc.

February 28, 2011 (Unaudited)

Note 1. Valuation and Investment Practices

Portfolio Valuation: The net asset value of the Boulder Growth & Income Fund, Inc.’s (the “Fund’s”) common shares is determined by the Fund’s co-administrator no less frequently than on the last business day of each week and month. It is determined by dividing the value of the Fund’s net assets attributable to common stock by the number of common shares outstanding. The value of the Fund’s net assets attributable to common shares is deemed to equal the value of the Fund’s total assets less (i) the Fund’s liabilities and (ii) the aggregate liquidation value of the outstanding Taxable Auction Market Preferred Stock. Securities listed on a national securities exchange are valued on the basis of the last sale on such exchange or the NASDAQ Official Close Price on the day of valuation. In the absence of sales of listed securities and with respect to securities for which the most recent sale prices are not deemed to represent fair market value, and unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices, or based on a matrix system which utilizes information (such as credit ratings, yields and maturities) from independent sources. Investments for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the investment are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are considered comparable in quality, maturity and type. Investments in money market instruments, which mature in 60 days or less at the time of purchase, are valued at amortized cost.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the U.S. market is open. The Fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The Fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the Fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Various inputs are used to determine the value of the Fund’s investments. Observable inputs are inputs that reflect the assumptions market participants would use based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions based on the best information available in the circumstances.

These inputs are summarized in the three broad Levels listed below.

•	Level 1—Unadjusted quoted prices in active markets for identical investments

•	Level 2—Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities at Value*	Level 1 – Unadjusted Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Domestic Common Stocks	$153,484,962	$-	$-	$153,484,962

Foreign Common Stocks	38,294,351	-	-	38,294,351
Auction Preferred Securities	-	-	7,743,750	7,743,750
Foreign Government Bonds	-	2,835,248	-	2,835,248
Limited Partnerships	-	-	7,561,614	7,561,614
Warrants	1,503	-	-	1,503
Short-Term Investments	15,263,616	-	-	15,263,616
Total	$207,044,432	$2,835,248	$15,305,364	$225,185,044

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities at Value*	Balance as of 11/30/2010	Realized gain/(loss)	Change in unrealized appreciation	Net purchases/ (sales)	Transfer in and/or out of Level 3	Balance as of 2/28/2011
Auction Preferred Securities	$7,743,750	-	-	-	$-	$7,743,750
Limited Partnerships	6,740,862	-	820,752	-	-	7,561,614
Total	$14,484,612	$-	$820,752	$-	$-	$15,305,364

* For detailed description of industry and/or geography classifications, see the accompanying Portfolio of Investments.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on ex-dividend dates. Interest income is recorded using the interest method.

The actual amounts of dividend income and return of capital received from investments in real estate investment trusts (“REITs”) and registered investment companies (“RICS”) at calendar year-end are determined after the end of the fiscal year. The Fund therefore estimates these amounts for accounting purposes until the actual characterization of REIT and RIC distributions is known. Distributions received in excess of the estimate are recorded as a reduction of the cost of investments.

Foreign Currency Translation: The Fund may invest a portion of its assets in foreign securities. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated in U.S. dollars at the exchange rate prevailing at the end of the period, and purchases and sales of investment securities, income and expenses transacted in foreign currencies are translated at the exchange rate on the dates of such transactions.

Foreign currency gains and losses result from fluctuations in exchange rates between trade date and settlement date on securities transactions, foreign currency transactions, and the difference between amounts of foreign interest and dividends recorded on the books of the Fund and the amounts actually received. The Fund records net realized gain or loss on investment securities and foreign currency transactions separately.

Concentration Risk: The Fund operates as a “non-diversified” investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). As a result of being “non-diversified”, with respect to 50% of the Fund’s portfolio, the Fund must limit to 5% the portion of its assets invested in the securities of a single issuer. There are no such limitations with respect to the balance of the Fund’s portfolio, although no single investment can exceed 25% of the Fund’s total assets at the time of purchase. A more concentrated portfolio may cause the Fund’s net asset value to be more volatile and thus may subject stockholders to more risk. The Fund may hold a substantial position (up to 25% of its assets) in the common stock of a single issuer. As of February 28, 2011, the Fund held more than 25% of its assets in Berkshire Hathaway, Inc., as a direct result of the market appreciation of the issuer since the time of purchase. Thus, the volatility of the Fund’s common stock, and the Fund’s net asset value and its performance in general, depends disproportionately more on the performance of this single issuer than that of a more diversified fund.

Effective July 30, 2010, the Fund implemented a Board initiated and approved fundamental investment policy which prohibits the Fund from investing more than 4% of its total assets (including leverage) in any single issuer at the time of purchase. The Fund’s existing greater-than-4% holdings as of July 30, 2010 were grandfathered into the policy so that the Fund would not be required to liquidate any such holding in order to comply with the policy, but would be prohibited from adding to any grandfathered holding when it exceeds 4% of the Fund’s total assets.

Restricted Securities: As of February 28, 2011, the Fund held a security that is considered restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Directors as reflecting fair value.

Issuer Description	Acquisition Date	Cost	Market Value February 28, 2011	Market Value as Percentage of Net Assets Available to Common Stock and Preferred Shares February 28, 2011
Ithan Creek Partners, L.P.	06/02/2008	$5,000,000	$7,561,614	3.4%

Use of Estimates: The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Unrealized Appreciation/ (Depreciation)

On February 28, 2011, based on cost of $173,756,319 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $54,018,623 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $2,589,898, resulting in net unrealized appreciation of $51,428,725.

Note 3. Recently Issued Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers into and out of Levels 1 and 2 during the current period presented.

The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

Item 2 - Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Boulder Growth & Income Fund, Inc.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	April 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	April 28, 2011

By:	/s/ Nicole L. Murphey
Nicole L. Murphey, Chief Financial Officer, Chief Accounting Officer, Vice President, Treasurer, Asst. Secretary
(Principal Financial Officer)

Date:	April 28, 2011